Prepaid expenses and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid expenses and other receivables
Schedule of prepaid expenses and other receivables

(in thousands)	Dec 31, 2018	Dec 31, 2017
Amounts due within one year	US $	US $
Prepayments and other receivables	231	318
	231	318